Mileage program (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 2,004,873	R$ 1,869,304
Current	1,765,664	1,576,849
Non-current	239,209	292,455
Mileage Program [Member]
IfrsStatementLineItems [Line Items]
Total	2,739,189	2,533,410
Breakage [Member]
IfrsStatementLineItems [Line Items]
Total	R$ (734,316)	R$ (664,106)